Share capital - Classes of Shares Outstanding (Details) $ in Thousands									12 Months Ended
	Nov. 26, 2021 USD ($) shares	Nov. 26, 2021 CHF (SFr) shares	Sep. 09, 2021 USD ($) shares	Sep. 09, 2021 CHF (SFr) shares	Apr. 09, 2021 USD ($) shares	Apr. 09, 2021 CHF (SFr) shares	Sep. 21, 2020 shares	May 22, 2019 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Nominal value of shares
Balance at beginning of year | $									$ 32,238	$ 9,262	$ 11,243
Share capital increase (Note 18)	$ 31	SFr 29,412	$ 10	SFr 9,280	$ 463	SFr 431,250			154,125	55,137	18
Treasury shares | $									(148)
Total balance at end of the year | $									115,999	32,238	9,262
Share capital
Nominal value of shares
Balance at beginning of year | $									1,408	492	0
Treasury shares | $									(35)	(38)	0
Total balance at end of the year | $									1,935	1,408	492
Share capital
Nominal value of shares
Balance at beginning of year | $									1,370	492	0
Share capital increase (Note 18) | $									486	650	18
Treasury shares | $									3
Total balance at end of the year | $									$ 1,900	$ 1,370	$ 492
Ordinary shares
Number of issued and outstanding shares
Balance at beginning of year (in shares) | shares									36,635,713	13,042,080	9,785,080	0
Issuance of ordinary shares (in shares) | shares	588,237	588,237	185,608	185,608	8,625,000	8,625,000	2,820,000	9,423,080	23,593,633	3,257,000	9,785,080
Issuance of preferred shares (in shares) | shares									0	0	0
Balance at the end of the year (in shares) | shares									36,635,713	13,042,080	9,785,080
Treasury shares (in shares) | shares									(662,374)	(722,275)	(1,875)
Total balance at end of the year (in shares) | shares									35,973,339	12,319,805	9,783,205
Ordinary shares | Share capital
Nominal value of shares
Share capital increase (Note 18) | $									$ 527	$ 175	$ 492
Preferred shares
Number of issued and outstanding shares
Balance at beginning of year (in shares) | shares									0	13,753,612	0	0
Issuance of ordinary shares (in shares) | shares					13,753,612	13,753,612			(13,753,612)	0	0
Issuance of preferred shares (in shares) | shares									0	13,753,612	0
Balance at the end of the year (in shares) | shares									0	13,753,612	0
Treasury shares (in shares) | shares									0	0	0
Total balance at end of the year (in shares) | shares									0	13,753,612	0
Preferred shares | Share capital
Nominal value of shares
Share capital increase (Note 18) | $									$ 0	$ 741	$ 0